Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
January 31, 2022
ISY-NPRT1-0422
1.9887356.104
Common Stocks - 96.5%
	Shares	Value ($)
Australia - 3.8%
APA Group unit	34,979	237,222
Aristocrat Leisure Ltd.	18,467	535,317
ASX Ltd.	5,947	352,708
Aurizon Holdings Ltd.	55,585	139,066
AusNet Services	57,555	105,907
Australia & New Zealand Banking Group Ltd.	86,343	1,631,783
BlueScope Steel Ltd.	14,972	196,236
Brambles Ltd.	44,218	303,780
Cochlear Ltd.	2,052	281,397
Coles Group Ltd.	40,852	469,337
Commonwealth Bank of Australia	53,853	3,591,444
Computershare Ltd.	16,416	227,552
Dexus unit	32,714	238,155
Evolution Mining Ltd.	55,283	138,895
Fortescue Metals Group Ltd.	51,605	724,643
Goodman Group unit	50,745	837,887
Insurance Australia Group Ltd.	73,143	220,627
Lendlease Group unit	19,894	140,781
Macquarie Group Ltd.	10,648	1,391,816
Mirvac Group unit	118,477	219,557
Newcrest Mining Ltd.	24,358	377,826
Northern Star Resources Ltd.	32,492	193,650
Orica Ltd.	12,138	120,258
QBE Insurance Group Ltd.	45,399	360,452
Ramsay Health Care Ltd.	5,375	239,811
REA Group Ltd.	1,661	172,074
SEEK Ltd.	10,562	218,878
Sonic Healthcare Ltd.	13,950	375,678
Stockland Corp. Ltd. unit	73,083	210,657
Sydney Airport unit (a)	39,467	242,569
Telstra Corp. Ltd.	127,831	355,360
The GPT Group unit	58,026	205,624
Transurban Group unit	93,085	822,334
Vicinity Centres unit	118,125	136,943
Woodside Petroleum Ltd.	28,918	516,736
TOTAL AUSTRALIA		16,532,960
Austria - 0.2%
Erste Group Bank AG	10,555	493,347
OMV AG	4,448	272,237
Voestalpine AG	3,448	114,629
TOTAL AUSTRIA		880,213
Bailiwick of Jersey - 0.4%
Ferguson PLC	6,725	1,057,779
Polymetal International PLC	10,801	154,077
WPP PLC	36,022	564,844
TOTAL BAILIWICK OF JERSEY		1,776,700
Belgium - 0.4%
Colruyt NV	1,584	64,342
KBC Groep NV	7,624	663,054
Solvay SA Class A	2,313	278,692
UCB SA	3,909	388,966
Umicore SA	6,079	230,124
TOTAL BELGIUM		1,625,178
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	128,000	96,480
Beijing Enterprises Water Group Ltd.	124,000	48,365
China Gas Holdings Ltd.	93,000	158,005
China Resource Gas Group Ltd.	28,000	140,259
HengTen Networks Group Ltd. (a)(b)	76,000	23,462
Hopson Development Holdings Ltd.	18,590	38,735
Kunlun Energy Co. Ltd.	126,000	130,668
Shenzhen International Holdings Ltd.	30,500	30,949
TOTAL BERMUDA		666,923
Brazil - 0.8%
Americanas SA	18,516	110,571
Atacadao SA	17,100	53,682
B3 SA - Brasil Bolsa Balcao	184,100	506,872
Banco Bradesco SA	53,100	187,996
Banco do Brasil SA	27,900	171,600
Banco Santander SA (Brasil) unit	13,700	84,804
CCR SA	38,300	93,765
Cosan SA	29,744	133,145
Energisa SA unit	6,400	52,609
Equatorial Energia SA	24,400	105,502
Klabin SA unit	21,400	100,268
Localiza Rent A Car SA	19,000	209,676
Lojas Renner SA	32,765	173,509
Natura & Co. Holding SA (a)	25,413	108,637
Notre Dame Intermedica Participacoes SA	16,493	221,145
Raia Drogasil SA	34,600	150,908
Rede D'Oregon Sao Luiz SA (c)	11,100	92,645
Rumo SA (a)	38,500	113,250
Telefonica Brasil SA	15,700	146,885
TIM SA	22,100	55,228
Totvs SA	14,700	80,475
Ultrapar Participacoes SA	20,400	58,049
Via S/A (a)	35,700	31,733
Weg SA	50,280	304,515
TOTAL BRAZIL		3,347,469
Canada - 7.6%
Agnico Eagle Mines Ltd. (Canada)	7,330	350,080
Algonquin Power & Utilities Corp.	20,084	286,768
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	24,971	1,007,169
Ballard Power Systems, Inc. (a)	8,206	85,601
Bank of Montreal	19,641	2,223,142
Bank of Nova Scotia	36,884	2,656,727
Brookfield Asset Management, Inc. (Canada) Class A	43,017	2,368,871
CAE, Inc. (a)	9,442	238,436
Cameco Corp.	11,826	229,887
Canadian Apartment Properties (REIT) unit	2,767	121,703
Canadian Imperial Bank of Commerce	13,670	1,716,560
Canadian National Railway Co.	21,482	2,618,264
Canadian Tire Ltd. Class A (non-vtg.)	1,688	243,715
Enbridge, Inc.	61,396	2,595,619
FirstService Corp.	1,206	192,302
Fortis, Inc.	14,346	681,439
Franco-Nevada Corp.	5,872	776,389
Gildan Activewear, Inc.	6,188	246,322
Hydro One Ltd. (c)	9,985	257,961
Intact Financial Corp.	5,375	728,267
Keyera Corp.	6,518	153,368
Kinross Gold Corp.	38,477	207,951
Loblaw Companies Ltd.	5,214	402,263
Lundin Mining Corp.	19,378	161,439
Magna International, Inc. Class A (sub. vtg.)	8,783	707,601
Manulife Financial Corp.	59,484	1,238,675
Metro, Inc.	7,622	407,678
National Bank of Canada	10,333	826,705
Nutrien Ltd.	17,413	1,216,163
Parkland Corp.	4,743	126,117
Pembina Pipeline Corp.	16,834	534,493
Ritchie Bros. Auctioneers, Inc.	3,325	202,668
Rogers Communications, Inc. Class B (non-vtg.)	10,582	536,696
Shopify, Inc. Class A (a)	3,443	3,323,281
Sun Life Financial, Inc.	17,739	1,004,626
TELUS Corp.	13,537	318,524
Thomson Reuters Corp.	5,339	573,150
TMX Group Ltd.	1,784	181,481
Toromont Industries Ltd.	2,414	203,751
Wheaton Precious Metals Corp.	13,894	560,176
WSP Global, Inc.	3,613	481,771
TOTAL CANADA		32,993,799
Cayman Islands - 7.2%
3SBio, Inc. (a)(c)	37,000	29,296
51job, Inc. sponsored ADR (a)	1,022	51,509
AAC Technology Holdings, Inc.	22,000	66,800
Abu Dhabi Islamic Bank	46,846	88,513
Alibaba Group Holding Ltd. (a)	461,200	7,228,648
Chailease Holding Co. Ltd.	40,297	369,910
China Conch Venture Holdings Ltd.	49,500	235,307
China Education Group Holdings Ltd.	24,000	21,006
China Feihe Ltd. (c)	113,000	156,704
China Liansu Group Holdings Ltd.	34,000	59,109
China Medical System Holdings Ltd.	45,000	75,354
China Mengniu Dairy Co. Ltd.	98,000	579,241
CIFI Ever Sunshine Services Group Ltd.	22,000	39,702
CIFI Holdings Group Co. Ltd.	100,000	65,329
Country Garden Services Holdings Co. Ltd.	53,000	313,082
Dali Foods Group Co. Ltd. (c)	54,000	31,211
ENN Energy Holdings Ltd.	23,600	375,719
ESR Cayman Ltd. (a)(c)	60,800	206,155
Geely Automobile Holdings Ltd.	178,000	385,327
Genscript Biotech Corp. (a)	34,000	108,304
Greentown Service Group Co. Ltd.	42,000	46,236
Hansoh Pharmaceutical Group Co. Ltd. (c)	36,000	74,211
Hutchison China Meditech Ltd. sponsored ADR (a)	2,889	78,696
JD.com, Inc. Class A (a)	8,100	307,001
Jinxin Fertility Group Ltd. (a)(c)	31,500	31,553
Kingdee International Software Group Co. Ltd. (a)	77,000	176,433
KWG Group Holdings Ltd.	42,500	23,238
Lee & Man Paper Manufacturing Ltd.	39,000	26,710
Legend Biotech Corp. ADR (a)	2	85
Li Ning Co. Ltd.	68,500	668,423
Logan Property Holdings Co. Ltd. (b)	45,000	28,014
Longfor Properties Co. Ltd. (c)	54,000	323,937
Meituan Class B (a)(c)	124,300	3,708,409
Microport Scientific Corp.	17,500	50,440
Minth Group Ltd.	22,000	101,738
NIO, Inc. sponsored ADR (a)	41,609	1,019,837
Shenzhou International Group Holdings Ltd.	24,700	458,307
Shimao Property Holdings Ltd.	28,500	21,004
Sino Biopharmaceutical Ltd.	323,750	223,275
Tencent Holdings Ltd.	175,000	10,965,899
Tongcheng Travel Holdings Ltd. (a)	28,800	59,264
Topsports International Holdings Ltd. (c)	42,000	37,950
Uni-President China Holdings Ltd.	38,000	35,915
Vinda International Holdings Ltd.	11,000	29,602
Vipshop Holdings Ltd. ADR (a)	13,267	123,516
Want Want China Holdings Ltd.	153,000	150,111
Wuxi Biologics (Cayman), Inc. (a)(c)	110,000	1,102,504
Xinyi Solar Holdings Ltd.	151,494	243,037
XPeng, Inc. ADR (a)	11,898	417,501
Yadea Group Holdings Ltd. (c)	34,000	48,416
Zhongsheng Group Holdings Ltd. Class H	18,500	142,119
TOTAL CAYMAN ISLANDS		31,209,607
Chile - 0.1%
Empresas CMPC SA	32,914	60,412
Empresas COPEC SA	11,558	96,999
Enel Americas SA	627,313	73,823
Falabella SA	21,846	77,756
TOTAL CHILE		308,990
China - 2.1%
360 Security Technology, Inc. (A Shares) (a)	13,500	22,345
A-Living Smart City Services C (H Shares) (c)	15,250	29,689
Air China Ltd.:
(A Shares) (a)	23,600	37,694
(H Shares) (a)	26,000	19,601
Angel Yeast Co. Ltd. (A Shares)	1,100	9,965
Anjoy Foods Group Co. Ltd. (A Shares)	400	8,453
BBMG Corp. (A Shares)	23,600	10,212
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	48,000	32,046
By-Health Co. Ltd. (A Shares)	3,800	15,053
BYD Co. Ltd.:
(A Shares)	1,100	41,085
(H Shares)	26,500	783,792
CanSino Biologics, Inc.:
(A Shares) (a)	274	11,047
(H Shares) (a)(c)	2,400	40,204
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	400	10,770
China Communications Services Corp. Ltd. (H Shares)	70,000	37,261
China Construction Bank Corp.:
(A Shares)	81,800	77,538
(H Shares)	2,858,000	2,193,082
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	10,900	9,904
(H Shares) (a)	6,000	2,338
China International Travel Service Corp. Ltd. (A Shares)	3,100	101,756
China Jushi Co. Ltd. (A Shares)	5,457	14,102
China Merchants Bank Co. Ltd. (H Shares)	119,500	998,796
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	10,000	21,387
China Molybdenum Co. Ltd.:
(A Shares)	20,600	17,118
(H Shares)	132,000	67,831
China National Medicines Corp. Ltd. (A Shares)	2,500	10,989
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	4,000	22,157
China Southern Airlines Ltd. (A Shares) (a)	47,700	55,344
China Vanke Co. Ltd.:
(A Shares)	4,300	13,799
(H Shares)	73,000	188,723
Contemporary Amperex Technology Co. Ltd.	3,900	376,948
Dongfeng Motor Group Co. Ltd. (H Shares)	82,000	72,311
ENN Natural Gas Co. Ltd. (A Shares)	4,000	10,963
Eve Energy Co. Ltd. (A shares)	3,240	48,850
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	6,000	45,374
(H Shares) (c)	15,200	82,311
Ganfeng Lithium Co. Ltd. (A Shares)	1,300	28,009
GEM Co. Ltd. (A Shares)	8,600	12,080
GoerTek, Inc. (A Shares)	4,600	34,715
Gotion High-tech Co. Ltd. (A Shares) (a)	1,800	11,509
Great Wall Motor Co. Ltd.:
(A Shares)	3,900	25,313
(H Shares)	93,000	252,317
Greenland Holdings Corp. Ltd. (A Shares)	21,695	14,992
Guangzhou Automobile Group Co. Ltd. (H Shares)	84,000	82,512
Guangzhou Baiyunshan Pharma Health (A Shares)	3,600	16,473
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	600	7,389
Guangzhou R&F Properties Co. Ltd. (H Shares)	40,800	18,160
Hangzhou Robam Appliances Co. Ltd. (A Shares)	2,100	11,490
Huaxia Bank Co. Ltd. (A Shares)	23,900	21,245
Industrial Bank Co. Ltd. (A Shares)	33,600	111,348
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,600	70,027
Jafron Biomedical Co. Ltd. (A Shares)	1,800	13,403
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	3,900	10,326
Jinke Properties Group Co. Ltd. (A Shares)	7,300	5,178
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	4,000	12,639
Mingyang Smart Energy Group Ltd.	3,900	15,899
Offshore Oil Enginering Co. Ltd. (A Shares)	9,300	6,574
Ovctek China, Inc. (A Shares)	1,640	9,875
Pharmaron Beijing Co. Ltd.:
(A Shares)	1,800	33,596
(H Shares) (c)	3,600	45,799
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	19,900	157,487
(H Shares)	193,500	1,535,582
Poly Developments & Holdings (A Shares)	16,000	39,495
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	69,600	85,775
Shanghai Electric Group Co. Ltd. (A Shares)	13,400	9,055
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	3,700	25,029
(H Shares)	17,000	68,169
Shanghai M&G Stationery, Inc. (A Shares)	1,200	10,403
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	5,650
(H Shares)	22,600	44,126
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,600	34,493
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	17,900	21,937
Sinotrans Ltd.	5,400	3,484
SKSHU Paint Co. Ltd. (A Shares)	420	7,042
Sungrow Power Supply Co. Ltd. (A Shares)	2,500	45,418
Suning.com Co. Ltd. (A Shares) (a)	18,200	11,366
TCL Technology Group Corp. (A Shares)	19,100	17,034
Topchoice Medical Corp. (a)	400	9,425
Transfar Zhilian Co. Ltd.	4,400	5,383
Unisplendour Corp. Ltd. (A Shares)	5,200	17,239
Wuchan Zhongda Group Co. Ltd.	9,200	7,689
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	2,900	11,496
WuXi AppTec Co. Ltd.	3,576	59,518
WuXi AppTec Co. Ltd. (H Shares) (c)	11,780	168,964
Xiamen Intretech, Inc.	2,300	10,892
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	30,418	53,030
Yantai Jereh Oilfield Services (A Shares)	1,800	11,943
Yunnan Baiyao Group Co. Ltd. (A Shares)	1,800	25,660
Zhejiang Chint Electric Co. Ltd. (A Shares)	2,700	20,388
Zhejiang Expressway Co. Ltd. (H Shares)	48,000	41,202
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	1,660	26,125
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	1,200	8,294
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,100	7,506
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	1,600	1,789
(H Shares)	73,800	48,336
TOTAL CHINA		9,068,130
Colombia - 0.0%
Bancolombia SA	494	4,943
Czech Republic - 0.0%
Komercni Banka A/S	2,505	110,796
MONETA Money Bank A/S (c)	11,680	50,393
TOTAL CZECH REPUBLIC		161,189
Denmark - 2.2%
Ambu A/S Series B	5,097	108,000
Chr. Hansen Holding A/S	3,206	257,107
Coloplast A/S Series B	3,612	525,265
Demant A/S (a)	3,322	146,976
Genmab A/S (a)	2,009	684,124
GN Store Nord A/S	3,654	221,118
Novo Nordisk A/S Series B	51,109	5,083,726
Novozymes A/S Series B	6,193	425,134
ORSTED A/S (c)	5,769	614,658
Pandora A/S	2,956	321,435
Tryg A/S	10,421	246,934
Vestas Wind Systems A/S	30,770	832,648
TOTAL DENMARK		9,467,125
Egypt - 0.0%
Commercial International Bank SAE	40,138	131,170
Commercial International Bank SAE sponsored GDR	9,380	30,604
TOTAL EGYPT		161,774
Finland - 0.8%
Elisa Corp. (A Shares)	4,395	258,170
Kesko Oyj	8,394	265,109
Neste Oyj	12,935	583,362
Nordea Bank ABP	97,621	1,159,512
Orion Oyj (B Shares)	3,135	127,478
Stora Enso Oyj (R Shares)	17,784	362,030
UPM-Kymmene Corp.	16,109	587,117
Wartsila Corp.	14,227	175,652
TOTAL FINLAND		3,518,430
France - 6.6%
Accor SA (a)	4,966	182,507
Air Liquide SA	14,352	2,455,043
Alstom SA	9,805	317,875
Amundi SA (c)	1,930	150,031
AXA SA	58,583	1,855,382
BNP Paribas SA	34,131	2,436,592
Bouygues SA	6,877	242,532
Bureau Veritas SA	8,885	254,221
Carrefour SA	19,308	367,462
CNP Assurances	5,027	123,741
Compagnie Generale des Etablissements Michelin SCA Series B	5,155	862,554
Covivio	1,618	135,116
Danone SA	19,792	1,234,053
Eiffage SA	2,418	254,067
EssilorLuxottica SA	8,704	1,646,670
Eurazeo SA	1,195	94,953
Gecina SA	1,457	197,704
Kering SA	2,278	1,701,131
Klepierre SA	5,913	157,275
L'Oreal SA	7,627	3,257,848
Orange SA	60,950	716,007
Publicis Groupe SA	6,908	468,092
Schneider Electric SA	16,454	2,787,232
SEB SA	782	118,684
Societe Generale Series A	24,551	911,341
Teleperformance	1,794	675,601
Total SA	76,104	4,327,841
Valeo SA	6,946	194,409
Vivendi SA	23,564	308,815
Wendel SA	836	90,803
TOTAL FRANCE		28,525,582
Germany - 4.8%
adidas AG	5,795	1,590,248
Allianz SE	12,504	3,210,435
BASF AG	27,925	2,138,745
Bayerische Motoren Werke AG (BMW)	9,941	1,052,184
Beiersdorf AG	3,102	308,536
Brenntag SE	4,599	394,025
Commerzbank AG (a)	30,078	259,733
Delivery Hero AG (a)(c)	4,811	371,361
Deutsche Borse AG	5,775	1,026,520
Deutsche Post AG	30,295	1,823,171
HeidelbergCement AG	4,730	329,154
HelloFresh AG (a)	5,062	337,032
Henkel AG & Co. KGaA	3,206	253,309
Lanxess AG	2,426	147,708
LEG Immobilien AG	2,253	298,880
Merck KGaA	3,943	864,693
MTU Aero Engines AG	1,616	343,867
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,264	1,349,918
Puma AG	3,165	338,505
SAP SE	31,659	3,971,975
Symrise AG	3,924	468,916
Telefonica Deutschland Holding AG	31,028	89,074
TOTAL GERMANY		20,967,989
Greece - 0.0%
Eurobank Ergasias Services and Holdings SA (a)	70,569	79,814
Hellenic Telecommunications Organization SA	6,486	126,071
TOTAL GREECE		205,885
Hong Kong - 1.3%
BOC Hong Kong (Holdings) Ltd.	113,500	438,262
China Everbright International Ltd.	118,962	88,371
China Jinmao Holdings Group Ltd.	172,000	62,482
China Overseas Land and Investment Ltd.	116,000	342,371
CITIC Pacific Ltd.	181,000	203,282
CSPC Pharmaceutical Group Ltd.	273,280	332,142
Fosun International Ltd.	70,500	79,993
Ganfeng Lithium Co. Ltd. (H Shares) (c)	8,600	136,657
Hang Seng Bank Ltd.	23,600	467,229
Hong Kong & China Gas Co. Ltd.	340,356	524,577
Hong Kong Exchanges and Clearing Ltd.	36,662	2,092,511
Lenovo Group Ltd.	226,000	244,918
MTR Corp. Ltd.	47,048	254,663
Sinotruk Hong Kong Ltd.	22,000	32,724
Swire Pacific Ltd. (A Shares)	14,500	87,842
Swire Properties Ltd.	38,400	102,364
TOTAL HONG KONG		5,490,388
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	12,011	104,385
OTP Bank PLC (a)	6,721	388,697
TOTAL HUNGARY		493,082
India - 3.7%
Adani Green Energy Ltd. (a)	11,930	303,053
Adani Total Gas Ltd. (a)	7,966	195,704
Asian Paints Ltd.	11,659	494,371
Axis Bank Ltd. (a)	69,190	725,053
Bajaj Auto Ltd.	2,139	102,663
Bandhan Bank Ltd. (c)	20,790	88,603
Berger Paints India Ltd.	6,384	62,002
Bharat Petroleum Corp. Ltd.	27,162	145,540
Biocon Ltd. (a)	12,008	59,346
Britannia Industries Ltd.	3,370	160,339
Colgate-Palmolive Ltd.	4,188	80,234
Dabur India Ltd.	18,866	136,245
DLF Ltd.	19,117	101,299
Eicher Motors Ltd.	4,267	152,476
Grasim Industries Ltd.	8,063	187,872
Havells India Ltd.	7,798	124,724
HCL Technologies Ltd.	32,994	489,963
Hero Motocorp Ltd.	3,630	133,456
Hindalco Industries Ltd.	48,468	321,507
Hindustan Unilever Ltd.	25,036	766,011
Housing Development Finance Corp. Ltd.	52,299	1,785,598
Info Edge India Ltd.	2,298	152,200
Infosys Ltd.	103,434	2,435,088
Lupin Ltd.	6,440	78,753
Mahindra & Mahindra Ltd.	25,575	306,090
Marico Ltd.	16,681	108,304
Motherson Sumi Systems Ltd.	35,249	85,541
Motherson Sumi Wiring India Ltd. (a)(d)	35,249	18,835
Nestle India Ltd.	987	246,274
PI Industries Ltd.	2,569	84,365
Piramal Enterprises Ltd.	3,295	106,427
Reliance Industries Ltd.	86,602	2,792,685
Shree Cement Ltd.	357	116,800
Siemens Ltd.	2,276	71,394
State Bank of India	54,460	396,858
Tata Consultancy Services Ltd.	27,988	1,410,241
Titan Co. Ltd.	10,764	343,437
Trent Ltd.	4,840	67,414
UPL Ltd. (a)	14,948	156,709
Wipro Ltd.	41,508	320,679
TOTAL INDIA		15,914,153
Indonesia - 0.3%
PT Aneka Tambang Tbk	225,700	28,158
PT Bank Central Asia Tbk	1,707,200	908,055
PT Barito Pacific Tbk	797,600	49,557
PT Indah Kiat Pulp & Paper Tbk	80,700	42,917
PT Kalbe Farma Tbk	605,200	69,138
PT Merdeka Copper Gold Tbk (a)	349,700	89,398
PT Tower Bersama Infrastructure Tbk	222,800	44,870
PT Unilever Indonesia Tbk	235,700	66,291
TOTAL INDONESIA		1,298,384
Ireland - 0.6%
CRH PLC	23,725	1,190,767
DCC PLC (United Kingdom)	3,023	254,185
Kerry Group PLC Class A	4,822	607,561
Kingspan Group PLC (Ireland)	4,680	450,483
TOTAL IRELAND		2,502,996
Isle of Man - 0.0%
NEPI Rockcastle PLC	13,700	93,164
Israel - 0.2%
Bank Hapoalim BM (Reg.)	34,501	356,084
Bank Leumi le-Israel BM	43,895	468,016
CyberArk Software Ltd. (a)	1,174	161,014
TOTAL ISRAEL		985,114
Italy - 1.0%
Amplifon SpA	3,652	155,232
Assicurazioni Generali SpA	33,410	703,105
Enel SpA	247,170	1,902,369
Intesa Sanpaolo SpA	499,890	1,485,593
TOTAL ITALY		4,246,299
Japan - 14.1%
AEON Co. Ltd.	19,700	448,907
Ajinomoto Co., Inc.	14,200	396,201
Ana Holdings, Inc. (a)	4,600	97,142
Asahi Kasei Corp.	38,600	381,288
Astellas Pharma, Inc.	56,800	916,785
Azbil Corp.	3,800	149,255
Bridgestone Corp.	17,300	757,589
Capcom Co. Ltd.	5,500	132,774
Central Japan Railway Co.	4,400	577,327
Chugai Pharmaceutical Co. Ltd.	20,500	665,836
CyberAgent, Inc.	11,800	137,590
Dai Nippon Printing Co. Ltd.	6,700	160,834
Dai-ichi Mutual Life Insurance Co.	30,500	686,539
Daifuku Co. Ltd.	3,000	208,274
Daikin Industries Ltd.	7,600	1,595,576
Daiwa House Industry Co. Ltd.	16,900	493,196
DENSO Corp.	13,200	985,165
East Japan Railway Co.	9,200	525,347
Eisai Co. Ltd.	7,100	355,604
ENEOS Holdings, Inc.	92,800	369,588
Fast Retailing Co. Ltd.	1,800	1,059,237
FUJIFILM Holdings Corp.	11,000	737,396
Fujitsu Ltd.	6,000	793,190
Hankyu Hanshin Holdings, Inc.	7,100	206,762
Hikari Tsushin, Inc.	600	72,039
Hirose Electric Co. Ltd.	1,000	149,058
Hitachi Construction Machinery Co. Ltd.	3,100	78,825
Hitachi Metals Ltd. (a)	6,400	115,409
Hoshizaki Corp.	1,700	125,621
Hoya Corp.	11,200	1,452,285
Hulic Co. Ltd.	12,200	117,921
Ibiden Co. Ltd.	3,100	173,229
INPEX Corp.	31,300	316,427
Isuzu Motors Ltd.	17,900	219,275
Itochu Corp.	36,000	1,156,553
JFE Holdings, Inc.	14,400	184,995
JSR Corp.	6,100	202,204
Kajima Corp.	14,100	170,294
Kansai Paint Co. Ltd.	5,200	107,941
Kao Corp.	14,500	724,588
KDDI Corp.	48,900	1,562,292
Keio Corp.	3,300	148,436
Kikkoman Corp.	4,500	340,146
Kobayashi Pharmaceutical Co. Ltd.	1,600	124,597
Komatsu Ltd.	26,700	670,943
Kubota Corp.	31,300	671,245
Kurita Water Industries Ltd.	3,100	126,057
Kyowa Hakko Kirin Co., Ltd.	8,000	199,398
Lawson, Inc.	1,500	65,744
LIXIL Group Corp.	7,900	180,832
Marubeni Corp.	47,500	488,772
Mazda Motor Corp. (a)	18,000	138,668
Mercari, Inc. (a)	3,100	117,074
Mitsubishi Chemical Holdings Corp.	39,100	306,708
Mitsubishi Estate Co. Ltd.	36,100	519,928
Mitsui Chemicals, Inc.	5,700	152,444
Mitsui Fudosan Co. Ltd.	28,200	604,533
Miura Co. Ltd.	2,700	79,718
Mizuho Financial Group, Inc.	72,990	988,723
MS&AD Insurance Group Holdings, Inc.	13,500	463,044
Murata Manufacturing Co. Ltd.	17,500	1,315,707
NEC Corp.	7,500	292,600
Nintendo Co. Ltd.	3,399	1,665,652
Nippon Building Fund, Inc.	46	266,392
Nippon Express Holdings, Inc.	2,300	136,307
Nippon Paint Holdings Co. Ltd.	24,400	195,137
Nippon Yusen KK	4,800	376,288
Nissin Food Holdings Co. Ltd.	1,900	134,772
Nitori Holdings Co. Ltd.	2,400	343,830
Nitto Denko Corp.	4,400	342,582
Nomura Holdings, Inc.	94,200	416,133
Nomura Real Estate Holdings, Inc.	3,900	91,326
Nomura Real Estate Master Fund, Inc.	123	170,654
Nomura Research Institute Ltd.	10,200	357,060
NTT Data Corp.	18,700	358,493
Obayashi Corp.	20,100	162,853
Odakyu Electric Railway Co. Ltd.	9,400	166,105
OMRON Corp.	5,600	409,413
Oriental Land Co. Ltd.	6,100	1,061,909
ORIX Corp.	37,000	763,204
ORIX JREIT, Inc.	79	113,369
Osaka Gas Co. Ltd.	11,200	190,472
Otsuka Corp.	3,400	137,961
Pan Pacific International Holdings Ltd.	12,100	162,852
Panasonic Corp.	67,100	738,738
Recruit Holdings Co. Ltd.	41,200	2,036,459
Resona Holdings, Inc.	60,900	261,714
ROHM Co. Ltd.	2,700	227,440
SCSK Corp.	4,900	82,915
Secom Co. Ltd.	6,300	443,609
Sekisui Chemical Co. Ltd.	11,600	202,814
Sekisui House Ltd.	18,600	376,839
Seven & i Holdings Co. Ltd.	22,900	1,164,663
SG Holdings Co. Ltd.	9,500	201,669
Sharp Corp.	6,300	70,032
Shimadzu Corp.	7,200	259,788
SHIMIZU Corp.	17,100	113,859
Shin-Etsu Chemical Co. Ltd.	10,700	1,790,211
Shionogi & Co. Ltd.	8,100	461,641
Shiseido Co. Ltd.	12,300	620,461
SoftBank Corp.	86,900	1,089,367
Sohgo Security Services Co., Ltd.	2,400	87,042
Sompo Holdings, Inc.	9,500	444,538
Sony Group Corp.	38,300	4,284,563
Stanley Electric Co. Ltd.	3,800	88,823
Sumitomo Chemical Co. Ltd.	45,200	227,946
Sumitomo Metal Mining Co. Ltd.	7,300	337,185
Sumitomo Mitsui Trust Holdings, Inc.	10,300	356,186
Suntory Beverage & Food Ltd.	4,000	153,595
Sysmex Corp.	5,100	485,474
T&D Holdings, Inc.	16,200	239,409
Taisei Corp.	5,900	193,408
Takeda Pharmaceutical Co. Ltd.	48,100	1,394,092
TDK Corp.	11,700	422,544
Terumo Corp.	19,700	719,126
Tobu Railway Co. Ltd.	5,400	126,485
Tokyo Century Corp.	1,100	54,284
Tokyo Electron Ltd.	4,500	2,201,099
Tokyo Gas Co. Ltd.	11,400	230,186
Tokyu Corp.	15,200	201,975
Toray Industries, Inc.	42,900	271,120
Toto Ltd.	4,300	185,074
Toyo Suisan Kaisha Ltd.	2,800	114,724
Unicharm Corp.	12,200	471,451
USS Co. Ltd.	6,800	110,981
West Japan Railway Co.	6,600	276,565
Yakult Honsha Co. Ltd.	3,900	197,736
Yamaha Corp.	3,900	177,665
Yamaha Motor Co. Ltd.	9,200	219,084
Yaskawa Electric Corp.	7,400	309,841
Yokogawa Electric Corp.	7,300	119,614
Z Holdings Corp.	79,800	405,278
ZOZO, Inc.	3,400	90,601
TOTAL JAPAN		61,124,352
Korea (South) - 1.8%
AMOREPACIFIC Corp.	866	112,929
AMOREPACIFIC Group, Inc.	746	25,667
BGF Retail Co. Ltd.	173	23,432
Celltrion Healthcare Co. Ltd. (a)	2,573	135,924
CJ CheilJedang Corp.	219	63,513
CJ Corp.	465	31,077
CJ Logistics Corp. (a)	296	28,740
Coway Co. Ltd.	1,550	89,286
Doosan Bobcat, Inc. (a)	1,486	46,593
GS Engineering & Construction Corp.	1,775	59,061
GS Holdings Corp.	1,446	46,680
Hankook Tire Co. Ltd.	2,183	61,633
Hanon Systems	5,146	46,170
Hanwha Solutions Corp. (a)	3,927	107,159
Hyundai Engineering & Construction Co. Ltd.	2,131	76,305
Hyundai Glovis Co. Ltd.	523	71,542
Hyundai Heavy Industries Holdi	1,254	50,554
Kakao Corp.	9,520	687,552
KB Financial Group, Inc.	11,854	587,400
Korean Air Lines Co. Ltd. (a)	4,863	117,413
LG Chemical Ltd.	1,348	722,511
LG Corp.	2,788	172,390
LG Display Co. Ltd. (a)	6,732	113,200
LG Electronics, Inc.	3,276	355,864
LG Household & Health Care Ltd.	293	238,308
Lotte Chemical Corp.	521	85,663
NAVER Corp.	3,760	993,033
POSCO Chemtech Co. Ltd.	920	86,475
Samsung Electro-Mechanics Co. Ltd.	1,757	267,270
Samsung Engineering Co. Ltd. (a)	4,778	87,419
Samsung Fire & Marine Insurance Co. Ltd.	879	146,906
Samsung SDI Co. Ltd.	1,677	832,154
Samsung SDS Co. Ltd.	1,121	133,050
Shinhan Financial Group Co. Ltd.	13,450	430,734
SK Biopharmaceuticals Co. Ltd. (a)	830	52,976
SK Innovation Co., Ltd. (a)	1,568	287,733
SK Square Co. Ltd. (a)	494	22,963
SK Telecom Co. Ltd.	1,229	58,486
SK, Inc.	1,283	237,476
SKC Co. Ltd.	575	69,215
Yuhan Corp.	1,416	67,124
TOTAL KOREA (SOUTH)		7,929,580
Kuwait - 0.1%
Kuwait Finance House KSCP	138,711	415,034
Luxembourg - 0.0%
Tenaris SA	14,722	179,710
Malaysia - 0.6%
AMMB Holdings Bhd (a)	61,600	48,109
Axiata Group Bhd	99,804	89,502
CIMB Group Holdings Bhd	203,158	253,072
Dialog Group Bhd	125,100	76,756
DiGi.com Bhd	86,800	78,915
Fraser & Neave Holdings Bhd	4,600	27,390
Hap Seng Consolidated Bhd	21,700	39,757
Hartalega Holdings Bhd	49,800	70,591
IHH Healthcare Bhd	47,600	73,350
Kuala Lumpur Kepong Bhd	12,900	67,172
Malayan Banking Bhd	142,315	281,379
Malaysia Airports Holdings Bhd (a)	28,200	38,503
Maxis Bhd	74,600	75,421
MISC Bhd	45,100	75,275
Nestle (Malaysia) Bhd	1,600	50,557
Petronas Dagangan Bhd	9,600	44,579
Petronas Gas Bhd	24,800	100,767
PPB Group Bhd	17,300	66,228
Press Metal Bhd	93,800	138,356
Public Bank Bhd	446,100	449,358
QL Resources Bhd	30,200	35,816
RHB Bank Bhd	58,544	77,922
Sime Darby Bhd	81,000	41,628
Telekom Malaysia Bhd	29,000	35,141
Top Glove Corp. Bhd	148,800	75,833
Westports Holdings Bhd	35,500	32,863
TOTAL MALAYSIA		2,444,240
Mexico - 0.4%
Arca Continental S.A.B. de CV	14,400	85,173
CEMEX S.A.B. de CV unit (a)	477,200	291,483
Coca-Cola FEMSA S.A.B. de CV unit	15,745	82,641
Fomento Economico Mexicano S.A.B. de CV unit	58,900	443,149
Gruma S.A.B. de CV Series B	6,055	79,195
Grupo Bimbo S.A.B. de CV Series A	47,500	148,731
Grupo Financiero Banorte S.A.B. de CV Series O	80,000	507,039
Industrias Penoles SA de CV (a)	4,310	46,174
Kimberly-Clark de Mexico SA de CV Series A	51,500	74,399
Telesites S.A.B. de C.V.	35,600	37,588
TOTAL MEXICO		1,795,572
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	110,000	150,106
Netherlands - 4.2%
AEGON NV	53,578	302,260
Akzo Nobel NV	5,685	588,441
ASML Holding NV (Netherlands)	12,541	8,493,948
CNH Industrial NV	31,339	477,672
ING Groep NV (Certificaten Van Aandelen)	117,860	1,743,044
JDE Peet's BV	3,116	93,306
Koninklijke Ahold Delhaize NV	31,763	1,029,903
Koninklijke DSM NV	5,294	992,416
Koninklijke KPN NV	100,365	331,055
NN Group NV	8,130	454,972
Prosus NV	28,320	2,356,107
Randstad NV	3,669	238,682
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	3,757	286,273
Wolters Kluwer NV	8,091	823,491
TOTAL NETHERLANDS		18,211,570
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	38,807	184,213
Fisher & Paykel Healthcare Corp.	17,277	317,871
Mercury Nz Ltd.	23,526	86,494
Meridian Energy Ltd.	40,565	116,931
Ryman Healthcare Group Ltd.	14,364	93,924
Spark New Zealand Ltd.	56,030	160,141
Xero Ltd. (a)	3,989	323,131
TOTAL NEW ZEALAND		1,282,705
Norway - 0.7%
Aker BP ASA	3,808	131,944
DNB Bank ASA	27,843	662,669
Equinor ASA	29,657	817,579
Mowi ASA	13,432	329,674
Norsk Hydro ASA	41,338	317,695
Orkla ASA	22,216	212,305
Telenor ASA	20,760	343,091
TOTAL NORWAY		2,814,957
Philippines - 0.2%
Ayala Land, Inc.	256,200	180,565
Bank of the Philippine Islands (BPI)	51,882	99,639
Globe Telecom, Inc.	720	43,836
GT Capital Holdings, Inc.	2,220	24,849
JG Summit Holdings, Inc.	84,853	103,632
SM Investments Corp.	7,805	145,225
SM Prime Holdings, Inc.	323,300	223,161
Universal Robina Corp.	23,900	59,548
TOTAL PHILIPPINES		880,455
Poland - 0.3%
Bank Polska Kasa Opieki SA	5,360	178,602
CD Projekt RED SA	2,045	90,788
Cyfrowy Polsat SA	7,684	59,359
KGHM Polska Miedz SA (Bearer)	4,538	156,539
Orange Polska SA (a)	22,176	43,231
Polski Koncern Naftowy Orlen SA	9,455	165,249
Powszechna Kasa Oszczednosci Bank SA (a)	26,080	305,301
Powszechny Zaklad Ubezpieczen SA	17,887	159,260
Santander Bank Polska SA	1,089	93,570
TOTAL POLAND		1,251,899
Portugal - 0.1%
Galp Energia SGPS SA Class B	14,556	160,499
Jeronimo Martins SGPS SA	8,487	203,951
TOTAL PORTUGAL		364,450
Qatar - 0.2%
Ooredoo QSC	24,556	49,031
Qatar Fuel Co.	13,659	71,277
Qatar National Bank SAQ (a)	138,660	831,732
The Commercial Bank of Qatar (a)	61,471	120,713
TOTAL QATAR		1,072,753
Russia - 0.9%
Gazprom OAO	360,070	1,555,763
LUKOIL PJSC	12,669	1,124,766
Mobile TeleSystems OJSC sponsored ADR	12,289	93,888
Moscow Exchange MICEX-RTS OAO	41,930	78,534
Novatek PJSC GDR (Reg. S)	2,780	587,152
Novolipetsk Steel OJSC	43,180	118,869
PhosAgro OJSC GDR (Reg. S)	4,197	84,193
Polyus PJSC	1,031	161,312
TOTAL RUSSIA		3,804,477
Saudi Arabia - 0.4%
Almarai Co. Ltd.	8,127	106,356
Bank Albilad (a)	10,722	158,891
Dr Sulaiman Al Habib Medical Services Group Co.	1,394	61,305
Saudi Arabian Mining Co. (a)	13,204	323,422
Saudi Basic Industries Corp.	27,401	909,983
The Savola Group	7,883	71,646
TOTAL SAUDI ARABIA		1,631,603
Singapore - 0.9%
BOC Aviation Ltd. Class A (c)	5,600	47,080
CapitaLand Investment Ltd. (a)	81,001	207,838
CapitaMall Trust	149,209	215,114
City Developments Ltd.	13,600	71,440
DBS Group Holdings Ltd.	54,951	1,443,391
Keppel Corp. Ltd.	47,400	199,848
Oversea-Chinese Banking Corp. Ltd.	102,800	956,890
Singapore Airlines Ltd. (a)	39,400	146,966
Singapore Exchange Ltd.	25,200	174,429
Singapore Telecommunications Ltd.	251,300	455,663
UOL Group Ltd.	13,100	71,041
TOTAL SINGAPORE		3,989,700
South Africa - 1.5%
Absa Group Ltd.	21,614	239,532
Anglo American Platinum Ltd.	1,589	192,530
Aspen Pharmacare Holdings Ltd.	11,628	156,653
Bid Corp. Ltd.	10,420	225,204
Bidvest Group Ltd./The	8,582	105,222
Capitec Bank Holdings Ltd.	2,396	315,424
Clicks Group Ltd.	7,662	146,727
Discovery Ltd. (a)	12,214	123,431
FirstRand Ltd.	153,379	618,286
Gold Fields Ltd.	27,242	291,925
Growthpoint Properties Ltd.	94,689	90,693
Impala Platinum Holdings Ltd.	25,027	385,838
Kumba Iron Ore Ltd.	1,863	66,467
MTN Group Ltd. (a)	51,491	647,547
MultiChoice Group Ltd.	11,581	94,982
Naspers Ltd. Class N	6,613	1,068,980
Nedbank Group Ltd.	14,201	176,722
Northam Platinum Holdings Ltd. (a)	10,987	146,388
Old Mutual Ltd.	142,201	128,140
Remgro Ltd.	16,120	139,185
Sanlam Ltd.	57,842	237,647
Shoprite Holdings Ltd.	15,529	212,466
Spar Group Ltd./The	6,264	68,501
Standard Bank Group Ltd.	38,691	377,632
Vodacom Group Ltd.	18,870	181,128
Woolworths Holdings Ltd.	30,367	104,918
TOTAL SOUTH AFRICA		6,542,168
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	202,893	1,295,397
CaixaBank SA	131,967	424,588
Iberdrola SA	177,035	2,029,718
Iberdrola SA (a)	2,757	31,469
Industria de Diseno Textil SA	33,432	1,013,972
Naturgy Energy Group SA	5,702	180,538
Red Electrica Corporacion SA	12,809	258,207
Repsol SA	44,985	571,652
TOTAL SPAIN		5,805,541
Sweden - 2.0%
Alfa Laval AB	9,332	315,246
ASSA ABLOY AB (B Shares)	30,349	831,020
Atlas Copco AB:
(A Shares)	20,406	1,207,751
(B Shares)	11,814	604,201
Boliden AB	8,380	339,328
Electrolux AB (B Shares)	6,754	140,532
Ericsson (B Shares)	88,526	1,105,345
Essity AB (B Shares)	18,400	518,703
Evolution AB (c)	5,237	651,573
H&M Hennes & Mauritz AB (B Shares)	22,425	446,501
Husqvarna AB (B Shares)	12,178	169,323
Nibe Industrier AB (B Shares)	43,503	413,477
Sandvik AB	34,275	902,616
SKF AB (B Shares)	11,725	257,037
Svenska Cellulosa AB SCA (B Shares)	18,481	321,822
Tele2 AB (B Shares)	15,278	222,296
Telia Co. AB	78,973	311,264
TOTAL SWEDEN		8,758,035
Switzerland - 5.8%
ABB Ltd. (Reg.)	50,103	1,737,161
Adecco SA (Reg.)	4,841	230,593
Clariant AG (Reg.)	6,250	132,469
Coca-Cola HBC AG	6,080	201,374
Compagnie Financiere Richemont SA Series A	15,847	2,303,106
Geberit AG (Reg.)	1,096	744,656
Givaudan SA	280	1,160,020
Kuehne & Nagel International AG	1,674	472,716
Lindt & Spruengli AG	3	345,708
Lindt & Spruengli AG (participation certificate)	32	371,372
Lonza Group AG	2,270	1,565,033
Roche Holding AG (participation certificate)	21,320	8,250,827
SGS SA (Reg.)	184	524,689
Sika AG	4,308	1,507,258
Sonova Holding AG	1,677	597,415
Straumann Holding AG	317	525,296
Swiss Life Holding AG	957	615,935
Swiss Re Ltd.	9,151	997,074
Swisscom AG	786	449,258
Vifor Pharma AG	1,445	255,977
Zurich Insurance Group Ltd.	4,546	2,174,390
TOTAL SWITZERLAND		25,162,327
Taiwan - 6.9%
Acer, Inc.	99,000	102,752
ASE Technology Holding Co. Ltd.	98,000	357,207
AU Optronics Corp.	243,000	180,796
Cathay Financial Holding Co. Ltd.	241,547	560,723
Cheng Shin Rubber Industry Co. Ltd.	57,000	71,714
China Steel Corp.	363,000	444,594
Chunghwa Telecom Co. Ltd.	116,000	493,393
Compal Electronics, Inc.	133,000	121,723
CTBC Financial Holding Co. Ltd.	566,000	569,456
Delta Electronics, Inc.	60,000	592,395
E.SUN Financial Holdings Co. Ltd.	366,638	385,858
ECLAT Textile Co. Ltd.	6,000	133,212
Evergreen Marine Corp. (Taiwan)	77,894	330,745
Far Eastern New Century Corp.	78,000	81,775
Far EasTone Telecommunications Co. Ltd.	49,000	114,940
Feng Tay Enterprise Co. Ltd.	14,000	114,907
First Financial Holding Co. Ltd.	307,437	280,180
Fubon Financial Holding Co. Ltd.	229,756	634,517
HIWIN Technologies Corp.	9,500	92,054
Hotai Motor Co. Ltd.	9,000	197,256
Hua Nan Financial Holdings Co. Ltd.	260,382	206,479
Innolux Corp.	283,000	177,896
Inventec Corp.	90,000	82,618
Lite-On Technology Corp.	67,000	154,866
MediaTek, Inc.	46,000	1,828,529
Mega Financial Holding Co. Ltd.	331,000	443,354
Nan Ya Plastics Corp.	153,000	483,518
Nien Made Enterprise Co. Ltd.	5,000	70,581
Oneness Biotech Co. Ltd. (a)	7,000	60,980
President Chain Store Corp.	18,000	172,056
Ruentex Development Co. Ltd.	32,440	75,597
Sinopac Holdings Co.	316,720	189,648
Taishin Financial Holdings Co. Ltd.	305,381	218,561
Taiwan Cement Corp.	158,000	268,928
Taiwan High Speed Rail Corp.	56,000	57,732
Taiwan Mobile Co. Ltd.	50,000	179,863
Taiwan Semiconductor Manufacturing Co. Ltd.	748,000	17,308,958
The Shanghai Commercial & Savings Bank Ltd.	106,000	178,974
Unified-President Enterprises Corp.	143,000	350,766
United Microelectronics Corp.	359,000	750,652
Wan Hai Lines Ltd.	18,400	100,945
Wistron Corp.	81,264	92,443
Yageo Corp.	13,000	221,731
Yang Ming Marine Transport Corp. (a)	52,000	192,756
Yuanta Financial Holding Co. Ltd.	289,280	266,183
TOTAL TAIWAN		29,994,811
Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	17,300	114,847
Advanced Information Service PCL NVDR	19,400	128,788
Airports of Thailand PCL:
(For. Reg.)	55,400	106,645
NVDR	69,000	132,825
Asset World Corp. PCL NVDR (a)	162,000	24,017
B. Grimm Power PCL:
(For. Reg.)	13,000	13,931
NVDR	7,400	7,930
Bangkok Dusit Medical Services PCL:
(For. Reg.)	131,200	88,557
NVDR	145,500	98,201
Berli Jucker PCL unit	54,000	51,859
BTS Group Holdings PCL:
(For. Reg.)	108,233	30,158
NVDR	105,500	29,256
Bumrungrad Hospital PCL:
NVDR	9,400	40,014
(For. Reg.)	6,200	26,392
Central Pattana PCL:
(For. Reg.)	31,400	51,576
NVDR	24,000	39,421
Charoen Pokphand Foods PCL:
(For. Reg.)	53,600	40,827
(NVDR)	51,500	39,227
CP ALL PCL:
(For. Reg.)	85,500	161,986
NVDR	94,300	178,658
Energy Absolute PCL:
(For. Reg.)	20,900	56,332
NVDR	24,200	65,226
Home Product Center PCL:
(For. Reg.)	78,800	33,609
NVDR	97,000	41,371
Indorama Ventures PCL:
(For. Reg.)	25,100	36,141
NVDR	48,400	69,690
Intouch Holdings PCL:
(For. Reg.)	6,200	14,353
NVDR	28,300	65,513
Land & House PCL:
NVDR	99,300	29,316
(For. Reg.)	123,700	36,519
Minor International PCL:
unit (a)	47,868	44,220
warrants 2/15/24 (a)	878	88
(For. Reg.) (a)	48,599	44,895
Muangthai Leasing PCL:
(For. Reg.)	10,200	17,340
NVDR	12,000	20,400
Osotspa PCL NVDR	53,400	51,913
PTT Exploration and Production PCL:
(For. Reg.)	20,200	79,234
NVDR	21,200	83,156
PTT Global Chemical PCL:
(For. Reg.)	30,600	52,446
NVDR	36,300	62,215
Siam Cement PCL:
(For. Reg.)	11,200	130,021
NVDR	12,500	145,112
Siam Commercial Bank PCL:
(For. Reg.)	11,400	43,309
(NVDR)	13,000	49,387
Sri Trang Gloves Thailand PCL NVDR	21,400	18,796
Thai Oil PCL:
(For. Reg.)	17,300	27,555
NVDR	18,200	28,988
Thai Union Frozen Products PCL:
(For. Reg.)	42,700	26,839
NVDR	64,800	40,730
True Corp. PCL:
(For. Reg.)	156,800	22,814
NVDR	202,100	29,406
TOTAL THAILAND		2,872,049
Turkey - 0.1%
Koc Holding A/S	21,267	51,825
Turk Sise ve Cam Fabrikalari A/S	38,283	39,662
Turkcell Iletisim Hizmet A/S	36,498	51,211
Turkiye Garanti Bankasi A/S	62,973	56,306
Turkiye Is Bankasi A/S Series C	54,597	34,225
TOTAL TURKEY		233,229
United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	82,252	200,645
Aldar Properties PJSC (a)	119,124	133,944
Emirates NBD Bank PJSC	77,784	282,712
Emirates Telecommunications Corp.	105,999	955,219
First Abu Dhabi Bank PJSC	132,990	724,139
TOTAL UNITED ARAB EMIRATES		2,296,659
United Kingdom - 7.8%
Abrdn PLC	68,732	224,780
Antofagasta PLC	11,737	213,512
Ashtead Group PLC	13,604	973,067
Associated British Foods PLC	10,665	281,513
AstraZeneca PLC (United Kingdom)	47,027	5,470,558
Barratt Developments PLC	30,674	255,117
Berkeley Group Holdings PLC	3,487	199,003
British Land Co. PLC	28,106	210,164
BT Group PLC	272,147	720,828
Burberry Group PLC	12,306	312,190
Compass Group PLC	54,358	1,235,430
Croda International PLC	4,245	458,452
GlaxoSmithKline PLC	152,566	3,404,664
Informa PLC (a)	46,219	349,618
InterContinental Hotel Group PLC (a)	5,688	375,826
Intertek Group PLC	4,924	357,337
J Sainsbury PLC	52,268	205,390
JD Sports Fashion PLC	79,942	204,985
Johnson Matthey PLC	6,018	158,928
Kingfisher PLC	65,525	293,838
Land Securities Group PLC	21,238	228,106
Legal & General Group PLC	180,692	706,499
Lloyds Banking Group PLC	2,154,858	1,495,411
Mondi PLC	6,160	154,118
Mondi PLC	8,274	206,984
National Grid PLC	108,772	1,591,653
Next PLC	3,959	403,366
NMC Health PLC (a)	987	20
Ocado Group PLC (a)	15,016	305,960
Reckitt Benckiser Group PLC	21,577	1,748,215
RELX PLC (London Stock Exchange)	58,451	1,797,976
Rentokil Initial PLC	56,760	397,476
Schroders PLC	3,873	177,580
Segro PLC	36,611	645,443
Spirax-Sarco Engineering PLC	2,255	406,477
St. James's Place PLC	16,398	338,495
Standard Chartered PLC (United Kingdom)	80,100	583,349
Taylor Wimpey PLC	112,763	231,340
Tesco PLC	233,142	936,455
Unilever PLC	78,754	4,038,654
Vodafone Group PLC	844,955	1,483,629
Whitbread PLC (a)	6,240	256,761
TOTAL UNITED KINGDOM		34,039,167
United States of America - 0.3%
Coca-Cola European Partners PLC	6,273	358,502
Li Auto, Inc. ADR (a)	16,947	442,147
Yum China Holdings, Inc.	13,137	632,809
TOTAL UNITED STATES OF AMERICA		1,433,458
TOTAL COMMON STOCKS (Cost $392,522,057)		418,927,073

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Brazil - 0.2%
Banco Bradesco SA (PN)	142,078	610,041
Companhia Energetica de Minas Gerais (CEMIG) (PN)	28,453	70,354
Gerdau SA	35,300	185,072
TOTAL BRAZIL		865,467
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	4,011	213,893
Colombia - 0.0%
Bancolombia SA (PN)	13,537	120,838
Germany - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,884	163,053
Henkel AG & Co. KGaA	5,415	442,885
TOTAL GERMANY		605,938
Korea (South) - 0.0%
AMOREPACIFIC Corp.	196	11,613
LG Chemical Ltd.	339	86,044
LG Household & Health Care Ltd.	60	27,501
TOTAL KOREA (SOUTH)		125,158
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,054,274)		1,931,294

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	11,810,212	11,812,574
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	108,889	108,900
TOTAL MONEY MARKET FUNDS (Cost $11,921,474)		11,921,474

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $406,497,805)	432,779,841
NET OTHER ASSETS (LIABILITIES) - 0.3% (g)	1,185,642
NET ASSETS - 100.0%	433,965,483

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	74	Mar 2022	8,270,610	(37,863)	(37,863)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	68	Mar 2022	4,164,320	47,800	47,800
TME S&P/TSX 60 Index Contracts (Canada)	4	Mar 2022	803,619	9,697	9,697

TOTAL FUTURES CONTRACTS					19,634
The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,578,275 or 2.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $494,038 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	10,908,961	47,777,483	46,873,870	2,130	-	-	11,812,574	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	154,910	3,409,228	3,455,238	584	-	-	108,900	0.0%
Total	11,063,871	51,186,711	50,329,108	2,714	-	-	11,921,474

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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